Additional Cash Flow Disclosure	12 Months Ended
Mar. 31, 2023
Supplemental Cash Flow Elements [Abstract]
Additional Cash Flow Disclosure

20.Additional cash flow disclosure:

(a)	Changes in operating assets and liabilities:

	Twelve-month periods ended
	March 31,	March 31,
	2023	2022
Trade and other receivables	$(1,613,797)	$(163,066)
Prepaid expenses	2,458,170	(279,770)
Inventories	(2,018,463)	(2,674,208)
Trade and other payables	7,349,432	2,654,024
Deferred revenues	(285,004)	(1,563,113)
Provisions	1,932,084	(1,137,281)
Other liabilities	(64,688)	—
Changes in operating assets and liabilities	$7,757,734	$(3,163,414)

(b)	Non-cash transactions:

	Twelve-month periods ended
	March 31,	March 31,
	2023	2022
Acquired property, plant and equipment included in trade and other payables	$—	$155,352
Intangible assets included in trade and other payables	—	109,971
Common shares and warrants issued in connection with debt financing	845,736	—
Common shares issued in exchange of services rendered by non-employees	156,975	—